Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, change in balances on in-force policies	$ (1,642)	$ 9,919
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	497	502
Investment contract liabilities, change in balances on in-force policies	(89)	2
Investment contract liabilities, acquisitions	471	0
Investment contract liabilities, foreign exchange rate movements	(7)	(7)
Ending balance	$ 872	$ 497